Intangible assets - Schedule of Impact Of Possible Changes In Key Assumptions (Details) $ in Thousands	Dec. 31, 2025 USD ($)
An increase of 2.5% in post-tax discount rate | Telix Targeting Technology
Disclosure of information for cash-generating units [line items]
Increase (decrease) in recoverable amount of CGU	$ (21,500)
An increase of 2.5% in post-tax discount rate | RLS
Disclosure of information for cash-generating units [line items]
Increase (decrease) in recoverable amount of CGU	(70,300)
A 10% decrease in probability of success | Telix Targeting Technology
Disclosure of information for cash-generating units [line items]
Increase (decrease) in recoverable amount of CGU	(37,400)
A one year delay in commercialization | Telix Targeting Technology
Disclosure of information for cash-generating units [line items]
Increase (decrease) in recoverable amount of CGU	(10,000)
A 50% reduction in terminal growth rate | RLS
Disclosure of information for cash-generating units [line items]
Increase (decrease) in recoverable amount of CGU	(46,000)
A 10% reduction in future cash inflows | RLS
Disclosure of information for cash-generating units [line items]
Increase (decrease) in recoverable amount of CGU	$ (45,200)